Borrowings	12 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
BORROWINGS

Note 10 — BORROWINGS

Loans from PRC banks, other financial institutions and third parties consisted of the following as of June 30, 2025:

Lender	RMB	US$	Issuance Date	Expiration Date	Contract interest rate per annum
China Construction Bank	1,500,000	$209,392	October 12, 2024	October 12, 2025	3.10%
China Construction Bank	4,500,000	628,176	October 23, 2024	October 23, 2025	2.80%
China Construction Bank	4,000,000	558,378	October 24, 2024	October 24, 2025	2.80%
Jiujiang Bank	1,500,000	209,392	July 3, 2024	July 2, 2025	1-year LPR+1.55%
Rizhao Bank	9,990,000	1,394,550	January 24, 2025	January 24, 2026	3.2%
Ningbo Yuyao Rural Commercial Bank	10,000,000	1,395,946	April 3, 2025	March 12, 2028	3.20%
Bank syndicated loan(1)	200,088,971	27,931,343	From May 12, 2025 to June 27, 2025	December 31, 2029	5-year LPR+1.5%
Third party A	-	180,573	May 24, 2025	May 23, 2026	3.00%
Third party B(2)	20,400,000	2,847,730	January 16, 2025	January 17, 2027	8.00%
Third party C(4)	15,000,000	2,093,919	From August 14 to 23, 2024	August 14, 2025	5.00%
Third party C(4)	10,000,000	1,395,946	December 30, 2024	June 30, 2025	5.00%
Third party C(4)	8,000,000	1,116,757	January 22, 2025	July 21, 2025	5.00%
Third party D	7,200,000	1,005,081	December 6, 2024	June 30, 2026	5.00%
Third party E(4)	10,000,000	1,395,946	January 16, 2025	July 15, 2025	5.00%
Third parties – funders provide purchase financing(3)	74,758,978	10,435,953
Total	376,937,949	$52,799,082
Less: current portion	146,448,978	20,624,062
Long term portion	230,488,971	$32,175,020

Short-term loans from PRC banks, other financial institutions and third parties consisted of the following as of June 30, 2024:

Lender	RMB	US$	Issuance Date	Expiration Date	Contract interest rate per annum
China Construction Bank	1,500,000	$206,407	October 11, 2023	October 11, 2024	3.60%
China Construction Bank	8,500,000	1,169,639	October 25, 2023	October 25, 2024	3.10%
CITIC Bank	10,000,000	1,376,046	November 30, 2023	November 29, 2024	4.30%
Huaxia Bank	9,500,000	1,307,244	December 18, 2023	December 18, 2024	4.50%
Ningbo Yuyao Rural Commercial Bank	22,690,000	3,122,247	From May 31, 2024, to June 18, 2024	July 23, 2024, to August 12, 2024	5.00%
Third party A	—	180,573	May 24, 2024	May 23, 2025	3.00%
Third party B(2)	40,000,000	5,504,183	January 17, 2024	January 17, 2025	8.00%
Third parties – funders provide purchase financing(3)	93,908,363	12,922,221
Total	186,098,363	25,788,560
Less: current portion	186,098,363	25,788,560
Long term portion	-	$-

(1)

In March 2025, Net Plastic New Material entered into a syndicated bank loan agreement with four banks for an aggreate principal amount of approximately $36.3 million (RMB 260.0 million). The syndicated loan carries a floating interest rate, benchmarked against the 5-year LPR plus a fixed spread of 1.5%, which is reset annually. Additionally, the participating banks retain the right to unilaterally adjust the floating rate. As of June 30, 2025, the applicable interest rates ranged from 5.0% to 5.1%.

The interest payment is due quarterly. The term of the loan is 57 months from the first drawdown date on May 12, 2025, with principal repayments due pursuant to the repayment schedule outlined syndicated bank loan agreement.

The Company incurred approximately 1.0 million (RMB 7.3 million) debt issuance costs in connection with obtaining the syndicated loan. The issuance costs were netted against from the carrying amount of the syndicated loan and are being amortized to interest expense using the effective interest method over the term of the syndicated loan.

Syndicated loan consisted of the following as of June 30, 2025:

	Bank of China	Shanghai Pudong Development Bank	Zhengzhou Bank	China Agricultural Bank	Total
Line of credit	$11,167,569	$11,167,569	$6,979,731	$6,979,731	$36,294,600
As of June 30, 2025
Drawdown amount	9,170,039	9,145,067	4,904,141	5,703,123	28,922,370
Less: Unamortized debt cost	-	-	-	-	991,027
Loan balance	-	-	-	-	$27,931,343
Unused credit line	1,997,530	2,022,502	2,075,590	1,276,608	7,372,230

Repayment schedule
2027	2,292,144	2,286,560	1,226,688	1,425,610	7,231,002
2028	2,062,929	2,057,904	1,104,019	1,283,049	6,507,901
2029 and therefore	4,814,966	4,800,603	2,573,434	2,994,464	15,183,467
Total	9,170,039	9,145,067	4,904,141	5,703,123	28,922,370

The repayment schedule is based on the actual drawdown rate set forth in the syndicated loan agreement.

The Company pledged construction in progress and land use right with an aggregate of net book value of approximately $87.4 million (approximately RMB 626.4 million) as of June 30, 2025 to secure the syndicated loan. The syndicated loan was guaranteed by Net Plastic Technology, the shareholders of Net Plastic New Material (including Net Plastic Henan and other minority shareholders), Mr. Hui Xu and Ms. Wei Wang. Additionally, the shareholders of Net Plastic New Material, (including Net Plastic Henan and other minority shareholders), and Net Plastic Technology, the shareholder of Net Plastic Henan, pledged their equity interests in Net Plastic New Material as collateral for the syndicated loan.

Subsequent to June 30, 2025, the unused line of credit under this syndicated loan was fully drawn down.

The syndicated loan agreements contain a number of restrictive covenants, which, among other things, require the Company to maintain its debt servicing ability and restriction on use of the loan, and an event of default will occur if the Company defaults in the payment of any indebtedness under any other agreement involving borrowed money in an aggregate principal amount exceeding RMB 1million (approximately $0.1m), which default results in the acceleration of the maturity of such indebtedness.

As of June 30, 2025, the Company was in compliance with all applicable debt covenants. Based on the Company’s current forecasts, management believes it will remain in compliance with its financial covenants for at least the next twelve months. Accordingly, all debt is classified as long-term.

(2)	In January 2024, Net Plastic New Material entered into an investment agreement with Puyang Hongbo Fanxiang Entrepreneurs Service Co., Ltd (“Puyang Hongbo”), receiving approximately $5.5 million (RMB 40 million) as convertible debt. Pursuant to the agreement, there is a 12 months observation period, during which Puyang Hongbo has the right to convert all or a portion of the outstanding debt into equity of Net Plastic New Material at a fixed conversion price of RMB 1.00 per share. During the observation period and before the debt is converted to equity, the Company is obligated to pay interest at 8% per annum. Upon the expiry of observation period, any unconverted amount will automatically be extended with a maturity term of 36 months from the January 17, 2024. Net Plastic New Materia is obligated to repay the unconverted portion of principal and interest at 8% per annum.

As of June 30, 2024, Puyang Hongbo did not elect to convert any of its debt into equity of Net Plastic New Material. Therefore, all the convertible debt was recognized as a liability as of June 30, 2024.

In January 2025, Puyang Hongbo elected to convert approximately $2.7 million (RMB 19.6 million) of its debt into equity of Net Plastic New Material. Upon completion of the conversion, Puyang Hongbo will hold 3.44% equity interest of Net Plastic New Material and Net Plastic Technology (Henan) Co., Ltd.’s equity interest in Henan Net Plastic New Material Technology Co., Ltd. would be reduced to as low as approximately 54.07%. The remaining unconverted amount of approximately $2.8 million (RMB 20.4 million) will mature on January 17, 2027.

The share conversion had not been completed as of the date of this report. Consequently, interest accruals on the RMB 19.6 million designated for conversion have been suspended pending the outcome of negotiations regarding the final settlement, including the determination of any interest payable. As of June 30, 2025, the principal amount of RMB 19.6 million is recognized within other current liabilities. Management has assessed that any potential interest obligation would not be material to the consolidated financial statements. Accordingly, no accrual has been recorded.

The remaining unconverted amount of debt, amounting to approximately $2.8 million (RMB 20.4 million) is no longer convertible and will mature on January 17, 2027.

(3)	The Company entered into purchase financing agreements with three third parties, involving an aggregate principal amount of approximately $20.6 million (RMB 150 million) and $20.6 million (RMB 150 million), respectively, during the fiscal year ended June 30, 2025 and 2024. These agreements provide revolving short-term financing, under which the third parties advance funds to facilitate sales of the Company to customers with credit term requirements. The Company is obligated to repay the outstanding principal and interest to these third parties if the end customers default on their payments. The loans were charged at a fixed interest rate ranging from 6.84% to 11% per annum. Each of the revolving loan will be due within 30 to 45 days from the drawdown date. Subsequent to June 30, 2025, the outstanding balance of revolving loan were all paid off.

(4)	The loans from Third party C and E, totaling to $6,002,568 (approximately RMB 43,000,000) as of June 30, 2025 were subsequently extended by borrowers to March 31, 2026.

The repayment schedule for the principal of the Company’s long-term borrowings is as follows:

Twelve months ending June 30,	Syndicated loan	Third party loan	Bank loan	Total
2026	$-	$-	$-	$-
2027	7,231,002	2,847,730	-	10,078,732
2028	6,507,901	-	1,395,946	7,903,847
2029 and therefore	15,183,467	-	-	15,183,467
Total	$28,922,370	$2,847,730	$1,395,946	$33,166,046

As of June 30, 2025, the Company had utilized approximately $31.9 million of its available lines of credit, leaving approximately $16.5 million unused and available under these lines of credit. The term of the unused lines of credit consists of $2.1 million from Huaxia Bank maturing on December 7, 2029, $7.0 million from Ningbo Yuyao Rural Commercial Bank maturing on January 07, 2026 and $7.4 million under the syndicated loan maturing on December 31, 2029. Of the utilized credit line, approximately $2.8 million was secured by the Company’s real estate assets, approximately $0.2 million was guaranteed by senior executives, and approximately $28.9 million of syndicated loan secured by the Company’s construction in progress and land use right.

As of issuance date of these financial statements, all short-term loans outstanding as of June 30, 2025 had been fully repaid or extended.

All the principals of the above borrowings as of June 30, 2025 and June 30, 2024 are due upon maturity and interest payments are due on a quarterly basis, monthly basis or upon maturity. Interest expense on the short-term and long-term loans amounted to $816,201, $413,419, and $384,543 for the fiscal year ended June 30, 2025, 2024 and 2023, respectively.

The carrying values of the Company’s pledged assets to secure the loans from PRC banks and other financial institutions are as follows:

	As of June 30,
	2025	2024
Buildings, net	$3,261,942	$3,348,254
Construction in progress	81,275,455	-
Land use rights, net	6,164,781	-
Total	$90,702,178	$3,348,254